Activities of Orange Bank - Unrecognized contractual commitments - Commitments given - Additional information (Details) - Operating segments [member] - Orange Bank, operating segment [member]
€ in Millions
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Documentary credits	€ 145
Confirmed credit lines	€ 320